                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-5970

                               CASH ACCOUNT TRUST
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois, 60606
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        4/30

Date of reporting period:       10/31/03

ITEM 1.  REPORT TO STOCKHOLDERS

Cash Account Trust

Service Shares

SEMIANNUAL REPORT TO SHAREHOLDER S

October 31, 2003

Money Market Portfolio

Government Securities Portfolio

Tax-Exempt Portfolio

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

This report is not to be distributed unless preceded or
accompanied by a Cash Account Trust prospectus.

Portfolio Management Review

In the following interview, New York-based Portfolio Managers Steven Boyd and Geoffrey Gibbs discuss the Cash Account Trust - Service Shares' strategy and the market environment during the six-month period ended October 31, 2003.

Q: What economic factors and Federal Reserve Board actions dominated money market activity in the semiannual period?

A: Economic and political conditions improved in the early months of the period. Overall, economic developments had a larger impact on financial markets than political developments, especially in the second half of the semiannual period. Corporate earnings generally exceeded expectations, while corporate spending and employment reports both showed significant improvement near the end of the period. Consumer spending was fueled by lower tax rates and child-credit tax checks in the summer months.

The Federal Reserve Board kept the targeted federal funds rate1 unchanged at 1.25% at its May 6 meeting, but indicated it would maintain its accommodative monetary policy, as it believed the probability of deflation exceeded that of inflation over the next few quarters. Thus, money market yields continued to fall.

1 The federal funds rate is the interest rate banks charge each other for overnight loans and is a closely watched indicator of US Federal Reserve Bond monetary policy.

By the June 25 meeting of the Federal Reserve Board, the financial markets were anticipating a minimum of a 25-basis-point interest rate cut, with a probability of 50 basis points. The Federal Reserve Board's decision to lower the federal funds rate by only a quarter of a point to 1.00% was greeted with open disappointment. The broad fixed-income markets sold off dramatically, and money market yields rose significantly by July, especially at the longer end of the money market yield curve. Thus, the yield curve went from flat to quite steep by mid-August. Compounding matters was news of an improving US economy. While it remained a jobless recovery, second-calendar-quarter gross domestic product growth came in higher than anticipated, consumer spending accelerated and corporate earnings announcements were still primarily positive.

After peaking in late August to early September, money market yields declined somewhat by the end of the semiannual period. At its October 28 meeting, the Federal Reserve Board stated that it believed the job market was stabilizing, meaning that job losses were abating. While we believe this is a positive for the economy, we still need to see job creation improve before we feel comfortable with the recovery.

Q: How did the portfolio perform?

A: For the period, Cash Account Trust's portfolios achieved their stated objectives of providing maximum current income while maintaining stability of capital.

We continued to manage the portfolios conservatively, maintaining high portfolio quality, adjusting weighted average maturity in response to market conditions and strictly limiting exposure to any particular issuer. As evidence of our insistence

Portfolio Performance
As of October 31, 2003

7-Day Current Yield
Money Market Portfolio - Service Shares	0.08%
Government Securities Portfolio - Service Shares	0.05%*
Tax-Exempt Portfolio - Service Shares	0.05%*
(Equivalent Taxable Yield)	0.08%

Past performance is no guarantee of future results. Yields fluctuate with changing market conditions and are not guaranteed.

* Recent and any future declines in interest rate levels could cause the portfolio's earnings to fall below each portfolio's expense ratios, resulting in a negative yield. The Advisor has agreed to voluntarily waive expenses as necessary to maintain a minimum distribution yield. The waiver may be changed or terminated at any time without notice. Otherwise, the 7-day current yield would have been -0.25% and -0.26%, respectively, for the Government Securities Portfolio and the Tax-Exempt Portfolio.

on these high investment standards, the fund maintained a "AAAm" rating by Standard & Poor's (S&P).2 This rating is the highest that S&P awards to money market funds. Of course, ratings are subject to change and do not remove market risk.

2 The ratings of Standard and Poor's Corporation (S&P) represent that company's opinion as to the quality of the securities it rates. Ratings are relative and subjective and are not absolute standards of quality. The fund's credit quality does not remove market risk.

In managing the Money Market and Government Securities portfolios, we were not of the opinion that the Federal Reserve Board's next interest rate cut would be 50 basis points early in the semiannual period. When, in the run-up to the Federal Reserve Board's June meeting, interest rates incorporated more than 25 basis points of cuts, we held off buying securities with longer-term maturities. While this stance led to a temporary reduction in the weighted average maturity of the Money Market portfolio to approximately 58 days and of the Government Securities portfolio to approximately 65 days, the decision proved correct. After the Federal Reserve Board reduced the federal funds rate by 25 basis points, rates moved higher, and we took advantage of the higher yields and steeper yield curve by adding duration through the purchase once again of longer-dated securities. Indeed, we maintained a weighted average maturity of 65 to 75 days for most of the third calendar quarter.

Another successful strategy for the fund was adding callable federal agency securities throughout the semiannual period. These securities offered an attractive yield pickup over securities with no call feature and, since they are issued by US government agencies, enhanced the fund's average credit quality as well.

Within the Tax-Exempt portfolio, we adjusted the portfolio's weighted average maturity to prepare for seasonal events and supply/demand phenomena. In light of the uncertainty in the financial markets and in the US economy, we tried to keep the fund's weighted average maturity in a neutral to shorter-than-the-benchmark range. This was especially so in April and May, when the municipal money market yield curve inverted. We continued to focus on the highest-quality investments throughout the period while seeking competitive yields across the municipal investment spectrum. In particular, we emphasized essential-services revenue issues and what is known as enhanced paper, i.e., securities guaranteed by a third party such as a bank or an insurance company. Given our credit concerns regarding California's downgrade in December 2002 and its subsequent placement on negative watch in June 2003, we chose not to participate in California's June issuance sale.

Additionally, in the period, the supply of short-term municipal paper nationwide increased sharply due to soft economic growth and slowdowns in state tax collections. Yields on one-year notes rose substantially, and the municipal money market yield curve shifted from an inverted to a positive slope, signaling investor preference for shorter maturities.

Q: Do you anticipate any change in your management strategies for the portfolio?

A: We will continue to concentrate the portfolio in very high-quality credits and maintain our conservative investment strategies and standards for the foreseeable future. We continue to believe in the conservative approach that we apply to investing on behalf of the portfolio and will continue to seek competitive yields for our shareholders.

Notes

Current annualized yield is the 7-day annualized net investment income per share as of the indicated date. The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 35.0%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Like all money market funds, an investment in the portfolios is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolios seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the portfolios.

The views expressed in this report reflect those of the portfolio managers only through the end of the period stated above. The managers' views are subject to change at any time, based on market and other conditions.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio of Investments as of October 31, 2003 (Unaudited)

Money Market Portfolio	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 21.0%
Canadian Imperial Bank of Commerce, 1.25%, 4/5/2004	50,000,000	49,976,295
Credit Agricole Indosuez SA, 1.11%, 2/11/2004	80,000,000	80,000,000
Credit Lyonnais SA, 1.05%, 12/31/2003	20,000,000	20,000,000
Fortis Bank NV-SA , 1.36%, 4/5/2004	50,000,000	50,000,000
ING Bank NV, 1.05%, 11/12/2003	50,000,000	50,000,000
ING Bank NV, 1.43%, 1/21/2004	60,000,000	60,000,000
Landesbank Hessen-Thuringen Girozentrale, 1.4%, 1/29/2004	75,000,000	75,000,000
Landesbank Hessen-Thuringen Girozentrale, 1.46%, 1/15/2004	10,000,000	10,000,103
National Australia Bank, 1.45%, 10/21/2004	80,000,000	80,000,000
Toronto Dominion Bank, 0.92%, 12/23/2003	30,000,000	30,000,000
Toronto Dominion Bank, 1.05%, 1/22/2004	40,000,000	40,000,000
Toronto Dominion Bank, 1.084%**, 12/19/2003	90,000,000	89,870,400
Westdeutsche Landesbank AG, 1.06%, 1/5/2004	30,000,000	30,000,000
Total Certificates of Deposit and Bank Notes (Cost $664,846,798)		664,846,798

Commercial Paper 40.3%,
Asset Portfolio Funding Corp., 1.073%**, 11/18/2003	30,173,000	30,157,754
Beta Finance, Inc., 1.136%**, 3/15/2004	25,000,000	24,894,063
CC (USA), Inc., 1.113%**, 1/26/2004	18,000,000	17,952,270
CC (USA), Inc., 1.126%**, 3/15/2004	25,000,000	24,895,000
CIT Group Holdings, Inc., 1.054%**, 11/10/2003	15,000,000	14,996,063
CIT Group Holdings, Inc., 1.083%**, 12/11/2003	50,000,000	49,940,000
DEPFA Bank PLC, 1.05%, 11/14/2003	15,000,000	15,000,000
GE Capital International Funding, Inc., 1.083%**, 12/22/2003	50,000,000	49,923,500
General Electric Capital Corp., 1.094%**, 1/28/2004	20,000,000	19,946,711
Goldman Sachs Group, Inc , 0.944%**, 11/21/2003	94,000,000	93,950,911
Grampian Funding LLC, 1.005%**, 12/5/2003	18,500,000	18,482,528
Grampian Funding LLC, 1.066%**, 12/29/2003	10,000,000	9,982,922
Greyhawk Funding LLC, 1.073%**, 11/14/2003	68,400,000	68,373,571
HBOS Treasury Services PLC, 1.056%**, 1/5/2004	30,000,000	29,943,125
HBOS Treasury Services PLC, 1.15%, 4/27/2004	25,000,000	25,000,000
Jupiter Securitization Corp., 1.061%**, 12/3/2003	20,000,000	19,981,156
K2 (USA) LLC , 0.924%**, 12/11/2003	28,000,000	27,971,378
K2 (USA) LLC, 1.092%**, 11/24/2003	38,000,000	37,973,767
K2 (USA) LLC, 1.166%**, 11/10/2003	10,000,000	9,997,100
Lake Constance Funding LLC, 1.061%**, 11/20/2003	34,600,000	34,580,643
Lake Constance Funding LLC, 1.071%**, 11/25/2003	17,800,000	17,787,303
Lake Constance Funding LLC, 1.136%**, 3/4/2004	20,000,000	19,922,156
Natexis Banque Populaire, 1.15%, 4/20/2004	40,000,000	40,000,000
Nordea North America, Inc., 1.073%**, 11/19/2003	40,000,000	39,978,600
Nordea North America, Inc., 1.073%**, 11/24/2003	100,000,000	99,931,638
Perry Global Funding LLC, 1.094%**, 1/23/2004	51,469,000	51,339,656
Perry Global Funding LLC, 1.136%**, 3/19/2004	62,117,000	61,845,980
Private Export Funding Corp., 1.086%**, 3/25/2004	5,000,000	4,978,250
Private Export Funding Corp., 1.106%**, 1/28/2004	7,840,000	7,818,919
Rio Tinto Finance Ltd., 1.126%**, 3/11/2004	24,736,000	24,635,187
Scaldis Capital LLC, 1.136%**, 4/13/2004	33,519,000	33,346,452
Sheffield Receivables Corp., 1.056%**, 1/8/2004	27,002,000	26,948,446
Sheffield Receivables Corp., 1.061%**, 11/7/2003	23,100,000	23,095,919
Sheffield Receivables Corp., 1.061%**, 11/24/2003	35,000,000	34,976,297
Sheffield Receivables Corp., 1.071%**, 11/21/2003	34,000,000	33,979,789
Spintab AB, 1.152%**, 2/6/2004	80,000,000	79,753,190
Tango Finance Corp., 1.066%**, 1/15/2004	10,000,000	9,977,917
Tulip Funding Corp., 1.125%**, 1/26/2004	38,066,000	37,964,153
Total Commercial Paper (Cost $1,272,222,314)		1,272,222,314

Floating Rate Notes* 21.8%
American Express Credit Corp., 1.17%, 12/17/2003	25,000,000	25,002,868
American Honda Finance Corp., 1.287%, 5/10/2004	15,000,000	15,015,997
American Honda Finance Corp., 1.29%, 6/10/2004	25,000,000	25,031,604
American Honda Finance Corp., 1.3%, 144A, 10/4/2004	15,000,000	15,027,065
American Honda Finance Corp., 1.3%, 10/7/2004	10,000,000	10,017,831
Associates Corp. of North America, 1.24%, 6/15/2004	9,000,000	9,000,000
Associates Corp. of North America, 1.24%, 6/25/2004	10,500,000	10,500,000
Bank of Scotland Treasury Services PLC, 144A, 1.22%, 5/28/2004	10,000,000	10,006,909
Bayerische Landesbank NY , 1.080%, 8/25/2004	17,000,000	16,999,995
Bayerische Landesbank NY , 1.13%, 3/8/2004	10,000,000	10,002,160
Beta Finance, Inc., 1.085%, 2/6/2004	15,000,000	14,999,801
Blue Heron Funding Ltd., 144A, 1.15%, 5/19/2004	10,000,000	10,000,000
Canadian Imperial Bank of Commerce, 1.075%, 5/28/2004	50,000,000	49,995,705
Canadian Imperial Bank of Commerce, 1.09%, 6/21/2004	10,000,000	10,000,444
Canadian Imperial Bank of Commerce, 1.09%, 8/25/2004	30,000,000	30,003,695
Dorado Finance, Inc., 1.085%, 3/3/2004	100,000,000	100,000,000
General Electric Capital Assurance Co., 1.361%, 10/25/2004	21,950,000	22,002,305
General Electric Capital Corp. , 1.27%, 4/22/2004	7,000,000	7,004,898
General Electric Capital Corp., 1.29%, 9/15/2004	20,000,000	20,033,438
General Electric Capital Corp., 1.312%, 5/14/2004	5,000,000	5,005,087
Goldman Sachs Group, Inc., 1.2%, 4/6/2004	20,000,000	20,000,000
Goldman Sachs Group, Inc., 1.232%, 1/23/2004	25,000,000	25,000,000
Goldman Sachs Group, Inc., 1.391%, 2/5/2004	10,500,000	10,500,541
JP Morgan Chase & Co., 1.24%, 12/29/2003	19,500,000	19,503,941
Morgan Stanley, 1.12%, 12/1/2003	35,000,000	35,000,000
Morgan Stanley, 1.12%, 2/26/2004	25,000,000	25,000,000
Morgan Stanley, 1.1%, 7/23/2004	10,000,000	10,000,000
Natexis Banque Populaire, 1.075%, 10/20/2004	20,000,000	19,996,087
National City Bank of Cleveland, 1.12%, 7/19/2004	14,000,000	14,004,034
Royal Bank of Scotland NY PLC, 1.045%, 8/27/2004	20,000,000	19,995,802
Sheffield Receivables Corp., 1.08%, 2/25/2004	10,000,000	10,000,000
Swedbank AB, 1.08%, 10/12/2004	50,000,000	49,992,809
Westdeutsche Landesbank AG, 1.07%, 9/13/2004	15,000,000	14,998,028
Total Floating Rate Notes (Cost $689,641,044)		689,641,044

Municipal Investments 0.2%
Texas State General Obligation, 1.090%, 12/1/2029 (b) (c)	6,500,000	6,500,000
Texas State General Obligation, 1.110%, 12/1/2033 (b) (c)	755,000	755,000
Total Municipal Investments (Cost $7,255,000)		7,255,000

Short-Term Notes 2.7%,
Bank of America Corp., 6.625%, 6/15/2004	23,000,000	23,778,540
Citigroup, Inc., 5.7%, 2/6/2004	60,540,000	61,253,841
Total Short-Term Notes (Cost $85,032,381)		85,032,381

US Agency Obligations 8.1%
Federal Home Loan Bank, 1.11%*, 10/7/2005	70,000,000	70,000,000
Federal Home Loan Bank, 1.005%**, 11/21/2003	26,000,000	25,985,555
Federal Home Loan Mortgage Corp., 1.083%**, 11/6/2003	75,000,000	74,988,750
Federal Home Loan Mortgage Corp., 1.083%**, 11/20/2003	35,000,000	34,980,050
Federal National Mortgage Association, 1.04%*, 1/29/2004	10,000,000	10,000,000
Federal National Mortgage Association, 3.0%, 6/15/2004	40,000,000	40,439,769
Total US Agency Obligations (Cost $256,394,124)		256,394,124

Repurchase Agreements 5.9%
Bear Stearns & Co., Inc., 1.07%, dated 10/31/2003, to be repurchased at $25,002,229 on 11/3/2003 (d)	25,000,000	25,000,000
Goldman Sachs & Co., 1.07%, dated 10/31/2003, to be repurchased at $99,008,828 on 11/3/2003 (e)	99,000,000	99,000,000
Greenwich Capital Markets, 1.06%, dated 10/31/2003, to be repurchased at $50,004,417 on 11/3/2003 (f)	50,000,000	50,000,000
J.P. Morgan Securities, 1.07%, dated 10/31/2003, to be repurchased at $12,001,070 on 11/3/2003 (g)	12,000,000	12,000,000
Total Repurchase Agreements (Cost $186,000,000)		186,000,000
Total Investment Portfolio - 100.0% (Cost $3,161,391,661) (a)		3,161,391,661

** Annualized yield at the time of purchase; not a coupon rate.
(a) Cost for federal income tax purposes was $3,161,391,661.
(b) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of October 31, 2003.
(c) Security incorporates a letter of credit or line of credit from a major bank.
(d) Collateralized by $25,235,000 Federal National Mortgage Association 5.0% maturing on 2/15/2028 with a value of $25,500,670.
(e) Collateralized by $99,918,622 Federal National Mortgage Association 5.5% maturing on 9/1/2033 with a value of $100,980,000.
(f) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

1,177,299	GNRM	3.8	4/15/2025	1,175,383
292,794	GNRM	2.6	7/16/2018	1,340
2,419	GNRM	3.3	3/16/2029	2,425
142,000	FHLM	2.2	9/27/2007	142,439
1,323,768	FNRM	6.5	5/15/2008	1,367,356
1,600,000	FNRM	Adjustable Rate Mortgage	1/25/2031	1,617,118
49,671,155	FNRM	Adjustable Rate Mortgage	1/25/2031	46,698,089
Total Collateral Value				51,004,150

(g) Collateralized by $12,345,000 Government National Mortgage Association, 5.5% maturing on 2/20/2030 with a value of $12,244,424.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of October 31, 2003 (Unaudited)

Government Securities Portfolio	Principal Amount ($)	Value ($)

US Agency Obligations 87.3%
Federal Farm Credit Bank, 1.04%*, 8/15/2005	40,000,000	39,985,707
Federal Home Loan Bank, 1.01%*, 9/27/2004	200,000,000	199,945,529
Federal Home Loan Bank, 1.02%*, 10/7/2004	80,000,000	79,971,955
Federal Home Loan Bank, 1.07%*, 3/18/2005	40,000,000	39,988,857
Federal Home Loan Bank, 1.25%, 4/15/2004	28,000,000	27,986,465
Federal Home Loan Bank, 3.75%, 2/13/2004	40,000,000	40,314,971
Federal Home Loan Bank, 4.75%, 6/28/2004	40,000,000	40,948,881
Federal Home Loan Mortgage Corp., 0.904%**, 12/30/2003	40,000,000	39,941,000
Federal Home Loan Mortgage Corp., 1.045%**, 12/24/2003	20,000,000	19,969,378
Federal Home Loan Mortgage Corp., 1.055%**, 11/12/2003	45,000,000	44,985,562
Federal Home Loan Mortgage Corp., 1.067%*, 8/11/2004	20,000,000	20,000,000
Federal Home Loan Mortgage Corp., 1.083%**, 11/6/2003	20,000,000	19,997,000
Federal Home Loan Mortgage Corp., 1.11%*, 10/7/2005	40,000,000	40,000,000
Federal Home Loan Mortgage Corp., 1.147%**, 5/12/2004	5,000,000	4,969,442
Federal Home Loan Mortgage Corp., 1.4%, 8/11/2004	25,000,000	25,015,267
Federal Home Loan Mortgage Corp., 3.75%, 4/15/2004	10,000,000	10,116,672
Federal Home Loan Mortgage Corp., 5.0%, 1/15/2004	125,000,000	125,985,366
Federal Home Loan Mortgage Corp., 6.375%, 11/15/2003	48,000,000	48,089,365
Federal National Mortgage Association, 0.993%*, 3/11/2004	25,000,000	24,996,689
Federal National Mortgage Association, 1.04%*, 1/29/2004	80,000,000	80,000,000
Federal National Mortgage Association, 1.047%*, 2/11/2005	28,000,000	27,987,415
Federal National Mortgage Association, 1.07%*, 3/23/2005	30,000,000	29,995,803
Federal National Mortgage Association, 1.073%**, 12/24/2003	20,000,000	19,968,494
Federal National Mortgage Association, 1.105%**, 2/4/2004	16,500,000	16,452,104
Federal National Mortgage Association, 1.116%**, 3/10/2004	50,000,000	49,799,583
Federal National Mortgage Association, 1.131%**, 3/3/2004	82,000,000	81,683,378
Federal National Mortgage Association, 1.389%**, 10/15/2004	50,000,000	49,335,931
Federal National Mortgage Association, 3.0%, 6/15/2004	22,082,000	22,323,810
Federal National Mortgage Association, 4.75%, 11/14/2003	20,000,000	20,024,413
Federal National Mortgage Association, 5.625%, 5/14/2004	24,000,000	24,573,481
Student Loan Marketing Association, 1.04%*, 2/19/2004	20,000,000	20,000,000
Student Loan Marketing Association, 1.18%*, 2/12/2004	16,500,000	16,498,613
Total US Agency Obligations (Cost $1,351,851,131)		1,351,851,131

US Government Guaranteed 5.1%
Hainan Airlines, Series 2001-1, 1.015%*, 6/21/2004	15,213,606	15,213,606
Hainan Airlines, Series 2001-2, 1.14%*, 12/15/2007	18,887,935	18,887,935
Hainan Airlines, Series 2001-3, 1.14%*, 12/15/2007	14,830,211	14,830,211
Hainan Airlines, Series 2001-1, 1.14%*, 12/15/2007	14,830,211	14,830,211
Hainan Airlines, Series 2002-2, 1.04%*, 12/21/2004	14,276,696	14,276,696
Total US Government Guaranteed (Cost $78,038,659)		78,038,659

Repurchase Agreements 7.6%
Citigroup Global Markets, 1.06%, dated 10/31/2003, to be repurchased at $67,005,918, on 11/3/2003 (b)	67,000,000	67,000,000
Goldman Sach & Co., 1.07%, dated 10/31/2003, to be repurchased at $50,004,458 on 11/3/2003 (c)	50,000,000	50,000,000
State Street Bank & Trust Co., 0.97%, dated 10/31/2003, to be repurchased at $1,002,081 on 11/3/2003 (d)	1,002,000	1,002,000
Total Repurchase Agreements (Cost $118,002,000)		118,002,000
Total Investment Portfolio - 100.0% (Cost $1,547,891,790) (a)		1,547,891,790

* Floating rate notes are securities whose interest rates vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2003.
** Annualized yield at the time of purchase; not a coupon rate.
(a) Cost for federal income tax purposes was $1,547,891,790.
(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

521,067	FHLMC	4.115	1/1/2024	530,952
534,028	FHLMC	5.0	10/1/2013	525,334
6,770,057	FHLMC	5.5	11/1/2012-2/1/2015	7,004,650
4,215,317	FHLMC	6.5	4/1/2013-7/1/2032	4,390,976
3,141,332	FHLMC	7.0	12/1/2014-6/1/2031	3,308,246
1,027,106	FHLMC	7.5	6/1/2015-12/1/2030	1,095,379
4,585,236	FHLMC	8.0	6/1/2030-1/1/2031	4,934,585
567,633	FNMA	2.579	11/1/2031	573,513
546,154	FNMA	3.861	10/1/2026	561,681
2,706,997	FNMA	4.0	6/1/2018-10/1/2018	2,629,136
1,077,492	FNMA	4.5	2/1/2018-10/1/2018	1,076,124
8,243,658	FNMA	5.0	7/1/2018-10/1/2033	8,142,062
514,451	FNMA	5.23	5/1/2024	525,382
472,273	FNMA	5.89	12/1/2008	508,945
6,287,112	FNMA	6.0	3/1/2013-11/1/2033	6,521,240
490,032	FNMA	6.25	4/1/2012	538,606
7,857,533	FNMA	6.5	6/1/2016-10/1/2032	8,193,326
3,067,693	FNMA	7.0	6/1/2009-6/1/2017	3,262,279
9,231,806	FNMA	7.5	9/1/2015-6/1/2032	9,851,680
3,037,780	FNMA	8.0	4/1/2019-11/1/2032	3,268,661
512,310	FNMA	8.5	9/1/2015	565,124
Total Collateral Value				68,007,881

(c) Collateralized by a $50,331,509 FNMA, 5.5%, 10/1/2033 with a value of $50,000,000.
(d) Collaterialized by a $1,010,000 Federal Home Loan Bank, 2.125%, 12/15/2004 with a value of $1,024,893.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of October 31, 2003 (Unaudited)

Tax-Exempt Portfolio	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Arizona 2.3%
Salt River Project, Agricultural Improvement and Power District, 0.92%, 12/5/2003	5,100,000	5,100,000
Salt River Project, Agricultural Improvement and Power District, 0.92%, 12/8/2003	14,000,000	14,000,000
		19,100,000
California 5.7%
Alameda County, Certificate Participation, 144A, 1.1%*, 9/1/2021 (b)	1,280,000	1,280,000
California, Department Water Resources, Power Supply Revenue, Series C-1, 1.05%*, 5/1/2022 (c)	5,000,000	5,000,000
California, General Obligation, 1.1%*, 5/1/2033	2,400,000	2,400,000
California, General Obligation, 144A, 1.15%*, 2/1/2028 (b)	16,290,500	16,290,500
Community College Finance Authority, Tax and Revenue Anticipation Notes, Series A, 2.0%, 6/23/2004	6,500,000	6,538,667
Housing Finance Agency, AMT, 144A, 1.19%*, 11/1/2005 (c)	4,005,000	4,005,000
Los Angeles, Airport Revenue, Regional Airport Improvement Corp., 1.15%*, 12/1/2025 (c)	4,210,000	4,210,000
Los Angeles, Airport Revenue, Regional Airport Improvement Corp., AMT, 1.2%*, 12/1/2025 (c)	2,200,000	2,200,000
San Francisco, City and County, International Airport Revenue, 144A, 1.1%*, 5/1/2021	6,090,000	6,090,000
		48,014,167
Colorado 3.1%
Denver City and County, Airport Revenue, Series E, AMT, 144A, 1.15%*, 11/15/2010 (b)	2,395,000	2,395,000
Denver City and County, Special Facilities Airport Revenue, Worldport at DIA Project, Series A, AMT, 1.2%*, 12/1/2029 (c)	2,850,000	2,850,000
Educational & Cultural Facilities Authority Revenue, Vail Mountain School Project, 1.11%*, 5/1/2033 (c)	1,800,000	1,800,000
El Paso County, School District Number 38, 144A, 1.1%*, 12/1/2024 (b) (c)	3,075,000	3,075,000
Health Facilities Authority, Frasier Meadows Manor Project, 1.09%*, 6/1/2021 (c)	6,955,000	6,955,000
Mullen High School Project, Educational Facilities Authority, 1.2%*, 8/1/2017 (c)	3,305,000	3,305,000
State General Funding, Tax and Revenue Anticipation Notes, 1.75%, 6/25/2004	6,000,000	6,033,485
		26,413,485
District of Columbia 0.4%
General Obligation, Series D, 1.05%*, 6/1/2029 (b) (c)	2,000,000	2,000,000
Multimodel-Medlantic, Series C, 1.12%*, 8/15/2038 (b) (c)	1,370,000	1,370,000
		3,370,000
Florida 7.1%
Alachua County, Health Facilities Authority Revenue, Shands Teaching Hospital, Series A, 1.16%*, 12/1/2012 (c)	2,400,000	2,400,000
Charlotte County, Utility Revenue, Series B, 1.05%*, 10/1/2021 (b) (c)	6,000,000	6,000,000
Capital Travel Agency Revenue, Seminole Tribe Resort, Series B, 1.05%*, 10/1/2033 (c)	5,200,000	5,200,000
Higher Education Revenue, University of Florida, 1.15%*, 9/1/2033 (c)	8,840,000	8,840,000
Hillsborough County, Industrial Development Authority, Seaboard Tampa, AMT, 1.25%*, 12/1/2016 (c)	600,000	600,000
Indian River County, Hospital Revenue, 1.2%*, 10/1/2015 (c)	4,400,000	4,400,000
Jacksonville, Electric Authority Revenue, Series B, 1.12%*, 10/1/2030 (c)	1,740,000	1,740,000
Jacksonville, Electric Authority Revenue, Series C-1, 0.9%, 12/10/2003	5,000,000	5,000,000
Jacksonville, Electric Authority Revenue, Series C, 1.12%*, 10/1/2030 (c)	1,000,000	1,000,000
Jacksonville, Electric Authority Revenue, Series F, 1.12%*, 10/1/2030 (c)	1,400,000	1,400,000
Lee County, Industrial Development Authority, Health Care Facilities Revenue, Cypress Cove Health Park, Series B, 1.09%*, 10/1/2007 (c)	1,400,000	1,400,000
Miami-Dade County Industrial Development Authority, Gulliver Schools Project, 1.1%*, 9/1/2029 (c)	1,400,000	1,400,000
Orange County, Health Facilities Authority Revenue, Presbyterian Retirement Authority Project, 1.1%*, 11/1/2028 (c)	1,310,000	1,310,000
Orange County, Higher Education Revenue, Rollins College Project, 1.16%*, 5/1/2031 (c)	1,225,000	1,225,000
Orlando, Capital Improvements, 1.0%, 1/13/2004	12,500,000	12,500,000
Pinellas County, Health Facilities Authority Pooled Hospital Loan Program, 1.16%*, 12/1/2015 (b) (c)	2,200,000	2,200,000
University Athletic Association, Inc., University of Florida Stadium Project, 1.2%*, 2/1/2020 (c)	3,750,000	3,750,000
		60,365,000
Georgia 3.5%
Atlanta, Transportation/Tolls Revenue, Metropolitan Rapid Transportation Authority, 144A, 1.12%*, 7/1/2019 (b) (c)	3,240,000	3,240,000
Atlanta, Water & Wastewater Revenue, 1.11%*, 11/1/2033 (b)	4,000,000	4,000,000
Burke County, Development Authority, Pollution Control Revenue, Series C, 1.16%*, 1/1/2021 (b) (c)	600,000	600,000
Georgia, Municipal Electric Authority, 1.1%*, 1/1/2013 (b) (c)	7,990,000	7,990,000
LaGrange, Development Authority Revenue, LaGrange College Project, 1.13%*, 6/1/2031 (c)	2,500,000	2,500,000
Laurens County, Development Authority Revenue, AMT, 1.15%*, 9/1/2017 (c)	2,500,000	2,500,000
Macon-Bibb County, Hospital Authority Revenue, 1.16%*, 5/1/2030 (c)	4,700,000	4,700,000
Willacoochie, Development Authority Pollution Control Revenue, Langboard, Inc. Project, AMT, 1.15%*, 5/1/2021 (c)	4,000,000	4,000,000
		29,530,000
Hawaii 0.5%
General Obligation, Series A, 144A, 1.14%*, 7/1/2018 (b) (c)	3,900,000	3,900,000
Idaho 0.6%
Power County, Industrial Development Authority, 144A, 1.15%*, 4/1/2014 (c)	5,000,000	5,000,000
Illinois 13.6%
Carol Stream, Industrial Project Revenue, MAAC Machinery Co. Project, AMT, 1.2%*, 4/1/2024 (c)	980,000	980,000
Chicago, General Obligation, Series B, 1.07%*, 1/1/2037 (b) (c)	12,900,000	12,900,000
Chicago, Midway Airport Revenue, Prerefunded, Series A, AMT, 6.25%, 1/1/2024 (b)	7,430,000	7,640,852
Chicago, Sales Tax Revenue, 1.05%*, 1/1/2034 (b) (c)	10,900,000	10,900,000
Cook County, Series B11, 144A, 1.14%*, 11/15/2025 (b) (c)	3,545,000	3,545,000
Des Plaines, Industrial Development Revenue, MMP Properties LLC Project, AMT, 1.3%*, 10/1/2018 (c)	2,395,000	2,395,000
Development Finance Authority, Chicago Symphony Orchestra, 1.03%*, 12/1/2028 (c)	10,900,000	10,900,000
Development Finance Authority, Industrial Development Revenue, Campagna-Turano Bakery Project, 1.3%*, 8/1/2025 (c)	3,520,000	3,520,000
Development Finance Authority, Industrial Development Revenue, Var-Katlaw Tretam and Co. Project, AMT, 1.14%*, 8/1/2027 (c)	3,000,000	3,000,000
Development Finance Authority, Industrial Finance Authority, Home Run Inn Frozen Foods, 1.15%*, 4/1/2020 (c)	5,055,000	5,055,000
Development Finance Authority, Multifamily Revenue, Cypress Creek Project, AMT, 0.95%*, 6/1/2033	7,420,000	7,420,000
Development Finance Authority, Museum Contemporary Art Project, 1.1%*, 2/1/2029 (c)	4,000,000	4,000,000
Du Page County, Bendectine University Building Project, 1.07%*, 7/1/2024 (c)	5,700,000	5,700,000
Elgin, Judson College Project, 1.2%*, 7/1/2011 (c)	1,210,000	1,210,000
Government Obligation, 2.0%, 1/15/2004	22,500,000	22,547,860
Municipal Securities Trust Certificates, Series 7006, Class A, 144A, 1.11%*, 1/1/2031 (b)	6,245,000	6,245,000
Regional Transportation Authority, Series A, 144A, 1.14%*, 7/1/2030 (b) (c)	3,295,000	3,295,000
Upper River Valley, Development Authority, Industrial Development Revenue, Advanced Drainage System, AMT, 1.21%*, 7/1/2014 (c)	3,895,000	3,895,000
		115,148,712
Indiana 2.3%
Bond Bank Revenue, Advanced Funding Program, Series A, 2.0%, 1/27/2004 (b)	6,500,000	6,513,778
Columbia City, Economic Development Revenue, Precision Plastics Project, AMT, 1.2%*, 11/30/2017 (c)	3,700,000	3,700,000
Development Finance Authority, Industrial Development Revenue, Enterprise Center V Project, AMT, 1.14%*, 6/1/2022 (c)	5,000,000	5,000,000
Michigan City, Industrial School Building Corp. Prerefunded, 5.45%, 3/15/2007	2,000,000	2,051,791
Transportation Finance Authority, Series 853, 144A, 1.14%*, 6/1/2017 (b)	1,800,000	1,800,000
		19,065,569
Iowa 1.2%
Primary Road Fund Revenue Anticipation Notes, 2.0%, 6/30/2004	10,000,000	10,066,390
Kentucky 3.0%
Boone County, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 1.1%*, 8/1/2013 (c)	3,500,000	3,500,000
Campbellsville-Taylor County, Industrial Development Authority, Cox Interior LLC Project, AMT, 1.3%*, 5/1/2015 (c)	1,755,000	1,755,000
Economic Development Finance Authority, Health Facilities Revenue, Easter Seal Society Project, 1.2%*, 11/1/2030 (c)	5,695,000	5,695,000
Lexington-Fayette Urban County, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 1.2%*, 7/1/2019 (c)	4,510,000	4,510,000
Pendleton County, Multiple-County Lease Revenue, 1.0%, 1/9/2004 (c)	10,000,000	10,000,000
		25,460,000
Louisiana 1.0%
Offshore Terminal Authority, Deepwater Port Revenue, Loop, Inc. Series A, 1.16%*, 9/1/2014 (c)	4,900,000	4,900,000
Public Facilities Authority Revenue, Blood Center Properties, Inc. Project, 1.2%*, 7/1/2021 (c)	3,500,000	3,500,000
		8,400,000
Maine 0.8%
Government Obligation, 1.75%, 6/30/2004	7,000,000	7,043,580
Maryland 1.7%
Maryland, Higher Education Revenue, Economic Development Corporate Student Housing Revenue, 1.05%*, 11/1/2031 (c)	14,250,000	14,250,000
Massachusetts 2.2%
Bond Anticipation Notes, Series A, 1.75%, 1/15/2004	8,000,000	8,013,075
Development Finance Agency Industrial Development Revenue, North Shore YMCA Project, 1.14%*, 11/1/2022 (c)	6,000,000	6,000,000
Water & Sewer Revenue, Water Resource Authority, Series D, 1.15%*, 8/1/2017	4,900,000	4,900,000
		18,913,075
Michigan 4.5%
ABN Amro Munitops Certificates Trust, 144A, 1.12%*, 1/1/2011 (b) (c)	15,700,000	15,700,000
Higher Education Facilities Authority, University of Detroit, 1.17%*, 11/1/2017 (c)	500,000	500,000
Housing Development Authority, Laurel Valley Apartments, 1.12%*, 12/1/2007 (c)	1,000,000	1,000,000
Municipal Securities Trust Certificates, 144A, 1.14%*, 4/20/2011	4,420,000	4,420,000
Oakland County, Economic Development Corp., Lyon Gear & Machine, Inc. Project, AMT, 1.3%*, 5/1/2012 (c)	280,000	280,000
Strategic Fund, Limited Obligation Revenue, Lapeer Technologies LLC Project, AMT, 1.3%*, 2/1/2020 (c)	3,000,000	3,000,000
University of Michigan Hospital Revenue, Series A-2, 1.2%*, 12/1/2024	1,195,000	1,195,000
Water & Sewer Revenue, 1.05%, 9/2/2004 (b) (c)	12,000,000	12,000,000
		38,095,000
Minnesota 2.5%
Elk River, Independent School District No. 728, 144A, 1.15%*, 2/1/2015 (b)	2,715,000	2,715,000
Rochester Mayo Foundation, 0.93%, 11/18/2003	8,150,000	8,150,000
Rochester Mayo Foundation, 0.95%, 11/10/2003	10,000,000	10,000,000
		20,865,000
Missouri 1.0%
Development Financing Authority, Airport Revenue, St. Louis Air Project, AMT, 1.16%*, 3/1/2030 (c)	3,500,000	3,500,000
Health & Education Facilities Authority, Barnes Hospital Project, 1.05%*, 12/1/2015 (c)	4,600,000	4,600,000
		8,100,000
Montana 0.5%
Facilities Financial Authority Revenue, Mission Ridge Project, 1.1%*, 8/1/2027 (c)	4,595,000	4,595,000
Nebraska 0.2%
Investment Finance Authority, Single Family Housing Revenue, Series G, AMT, 1.15%*, 9/1/2022 (b) (c)	1,375,000	1,375,000
Nevada 1.6%
Clark County Airport Revenue, Series A, 1.2%*, 7/1/2036 (b) (c)	3,800,000	3,800,000
Las Vegas, Water District Merlots, Series B, 144A, 1.14%*, 6/1/2024 (b) (c)	10,095,000	10,095,000
		13,895,000
New Hampshire 0.9%
Business Financing Authority, Waste Management of NH, Inc. Project, AMT, 1.15%*, 9/1/2012 (c)	7,500,000	7,500,000
New Jersey 0.1%
Camden County, Improvement Authority Revenue, Harvest Village Project, Series A, 1.15%*, 7/1/2029 (c)	500,000	500,000
Salem County, Industrial Pollution Control Financing Authority, 1.1%*, 3/1/2012	500,000	500,000
		1,000,000
New Mexico 0.9%
Farmington, Pollution Control Revenue, Public Service Co., Series B, 1.2%*, 9/1/2024 (c)	1,650,000	1,650,000
Farmington, Pollution Control Revenue, Public Service Co., Series C, AMT, 1.15%*, 9/1/2024 (c)	5,750,000	5,750,000
		7,400,000
New York 3.1%
Dormitory Authority Revenue, Cornell University, Series B, 1.15%*, 7/1/2025	200,000	200,000
Dormitory Authority Revenue, Rockefeller University, Series A2, 1.0%*, 7/1/2032	1,500,000	1,500,000
Housing Finance Agency, Talleyrand LLC, 1.05%*, 5/15/2028 (c)	500,000	500,000
Metropolitan Transportation Authority Revenue, 144A, 1.09%*, 5/15/2010 (b) (c)	5,600,000	5,600,000
New York City, Higher Education Revenue, Dormitory Authority, 144A, 1.07%*, 7/1/2013 (b) (c)	2,000,000	2,000,000
New York City, Metropolitan Transportation Authority, Series B, 1.02%*, 11/1/2022 (b) (c)	1,000,000	1,000,000
New York City, Project Revenue, Museum of Broadcasting, 1.05%*, 5/1/2014 (c)	3,000,000	3,000,000
New York City, Transitional Finance Authority, 1.09%*, 2/1/2009	1,550,000	1,550,000
New York City, Transitional Finance Authority, Series 2, 2.0%, 2/19/2004	8,000,000	8,021,444
Thruway Authority Services, Contract Revenue, Series 734, 144A,1.08%*, 4/1/2013 (b)	2,436,500	2,436,500
		25,807,944
North Carolina 0.6%
Municipal Power Agency No. 1, Catawba Electric Revenue, 144A,1.12%*, 1/1/2011 (b) (c)	4,995,000	4,995,000
Ohio 3.0%
Akron Bath Copley Hospital, District Revenue, Healthcare Facilities, Summner Project, 1.09%*, 12/1/2032 (c)	2,500,000	2,500,000
Athens County, Port Authority Housing Revenue, Housing for Ohio, Inc. Project, 1.08%*, 6/1/2032 (c)	3,920,000	3,920,000
Cuyahoga, Community College District, Series B, 1.09%*, 12/1/2032 (b) (c)	3,875,000	3,875,000
Higher Education Facilities Authority, Series A, 1.2%*, 9/1/2020 (c)	3,990,000	3,990,000
Higher Education Facilities Authority, Series C, 1.2%*, 9/1/2025 (c)	1,655,000	1,655,000
Stark County Port Authority Revenue, Community Action Agency Project, 1.2%*, 12/1/2022 (c)	3,525,000	3,525,000
Summit County, Higher Education Revenue, Western Reserve Academy Project, 1.09%*, 10/1/2027 (c)	6,000,000	6,000,000
		25,465,000
Oklahoma 1.2%
Blaine County, Industrial Development Authority Revenue, Seaboard Farms, Inc. Project, AMT, 1.15%*, 11/1/2018 (c)	3,700,000	3,700,000
Payne County, Economic Development Authority, Student Housing Revenue, 1.08%*, 6/1/2032 (b) (c)	6,485,000	6,485,000
		10,185,000
Oregon 0.9%
Department Administrative Services, Certificate Participation, 144A, 1.1%*, 11/1/2012 (b) (c)	4,125,000	4,125,000
Economic Development Revenue, KRC Western, Inc. Project, AMT, 1.15%*, 1/1/2017 (c)	3,650,000	3,650,000
		7,775,000
Pennsylvania 2.5%
Allegheny County, Hospital & Healthcare Revenue, 1.1%*, 3/1/2020 (c)	2,300,000	2,300,000
Dauphin County, General Authority Revenue, Education & Health Loan Program, 1.13%*, 11/1/2017 (b) (c)	10,865,000	10,865,000
Delaware Valley, Regional Finance Authority Revenue, 1.12%*, 8/1/2016 (c)	800,000	800,000
General Obligation, 5.375%, 11/15/2003 (b)	1,000,000	1,001,547
Higher Education Assistance Agency, Student Loan Revenue, Series A, AMT, 1.07%*, 3/1/2027 (c)	4,600,000	4,600,000
Reading, General Obligation, 5.4%, 11/15/2003 (b)	1,100,000	1,101,678
Washington County, Authority Lease Revenue, 1.15%*, 11/1/2005 (c)	265,000	265,000
		20,933,225
Puerto Rico 0.4%
Puerto Rico, Commonwealth Highway & Transportation Authority, Series A, 1.0%*, 7/1/2028 (b) (c)	3,700,000	3,700,000
South Carolina 0.3%
Public Service Authority Revenue, 1.1%*, 1/1/2023 (b)	2,705,000	2,705,000
Tennessee 3.2%
Clarksville, Public Building Authority Revenue, 1.05%*, 6/1/2024 (c)	7,815,000	7,815,000
Clarksville, Public Building Authority Revenue, 1.15%*, 7/1/2031 (c)	3,470,000	3,470,000
Marion County, Industrial and Environmental Development Board, Valmont Industries, Inc. Project, AMT, 1.15%*, 6/1/2025 (c)	8,500,000	8,500,000
Montgomery County, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, 1.15%*, 4/1/2032 (c)	3,005,000	3,005,000
Shelby County, Tax Anticipation Notes, 2.0%, 6/30/2004	4,300,000	4,329,545
		27,119,545
Texas 14.7%
Bexar County, Health Facilities Development Revenue, Air Force Village Foundation, 1.05%*, 8/15/2030 (c)	3,500,000	3,500,000
Dallas, Waterworks & Sewer Systems Revenue, 1.1%*, 4/1/2011 (b)	3,880,000	3,880,000
Galena Park, Independent School District, Series 153, 144A, 1.1%*, 8/15/2023	12,250,000	12,250,000
Harris County, General Obligation, 0.92%, 12/5/2003	6,000,000	6,000,000
Houston, Airport Revenue, 1.12%*, 7/1/2032 (b)	7,500,000	7,500,000
Houston, General Obligation, 0.93%, 1/14/2004	7,500,000	7,500,000
Houston, Water & Sewer Revenue, 0.95%, 1/12/2004	6,000,000	6,000,000
Houston, Water & Sewer Revenue, Series 120, 1.1%*, 12/1/2023	5,800,000	5,800,000
Humble, Independent School District, 1.05%*, 6/15/2023 (c)	7,000,000	7,000,000
Mesquite, Independent School District, 1.05%*, 8/15/2025 (c)	2,505,000	2,505,000
San Antonio, Electric & Gas Revenue, 144A, 1.11%*, 8/1/2012	6,980,000	6,980,000
Texas, State General Obligation, 2.0%, 8/31/2004	34,135,000	34,385,292
Texas, State General Obligation, Student Loan, AMT, 0.95%*, 2/1/2009 (c)	7,000,000	7,000,000
University of Texas, 0.95%, 1/13/2004	7,500,000	7,500,000
Wylie, Independent School District, 1.12%*, 8/15/2022	6,700,000	6,700,000
		124,500,292
Utah 1.1%
Alpine, School District, General Obligation, Series 436, 1.1%*, 3/15/2009 (c)	1,310,000	1,310,000
Housing Finance Agency, Single Family Mortgage Revenue, AMT, 1.15%*, 7/1/2031	1,055,000	1,055,000
Intermountain Power Agency, 0.9%, 11/3/2003	7,000,000	7,000,000
		9,365,000
Vermont 1.6%
Municipal Bond Bank, Series R, 144A, 1.12%*, 12/1/2021 (b)	6,390,000	6,390,000
Student Assistance Corp., 1.15%*, 1/1/2008 (c)	7,490,000	7,490,000
		13,880,000
Virginia 0.7%
King George County, Industrial Development Revenue, Birchwood Power Partners, Series B, AMT, 1.2%*, 12/1/2024 (c)	6,045,000	6,049,336
Washington 3.1%
General Obligation, 1.1%*, 1/1/2014 (b) (c)	7,500,000	7,500,000
Lewis County, Public Utilities District Number 1, 144A, 1.12%*, 10/1/2023 (b)	6,395,000	6,395,000
Seattle, Housing Authority Revenue, NewHolly Project Phase III, 1.14%*, 12/1/2034 (c)	2,420,000	2,420,000
Seattle, Water & Sewer Revenue, 144A, 1.12%*, 9/1/2022 (b)	4,995,000	4,995,000
Tacoma City, General Obligation, 0.94%, 12/4/2003 (c)	5,000,000	5,000,000
		26,310,000
Wisconsin 1.1%
Park Falls, Industrial Development Revenue, Weather Shield Project, AMT, 1.3%*, 8/1/2020 (c)	2,220,000	2,220,000
Pewaukee, Industrial Development Revenue, Gunner Press & Finishing Project, AMT, 1.3%*, 9/1/2020 (c)	1,435,000	1,435,000
Whitewater, Industrial Development Revenue MacLean Fogg Co. Project, 1.15%*, 12/1/2009 (c)	500,000	500,000
Wisconsin, Transportation Authority Revenue, 0.9%, 11/10/2003	5,473,000	5,473,000
		9,628,000
Wyoming 1.3%
Gillette, Industrial Development Revenue, MAC, Inc. Allwire Project, AMT, 1.2%*, 12/1/2011 (c)	2,895,000	2,895,000
Platte County, Pollution Control Revenue, Series A, 1.2%*, 7/1/2014 (c)	1,000,000	1,000,000
Platte County, Pollution Control Revenue, Series B, 1.2%*, 7/1/2014 (c)	7,100,000	7,100,000
		10,995,000
Total Investment Portfolio - 100.0% (Cost $846,278,320) (a)		846,278,320

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of October 31, 2003.
(a) Cost for federal income tax purposes was $846,278,320.
(b) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

(c) The security incorporates a letter of credit or line of credit from a major bank

AMT: Subject to alternative minimum tax.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of October 31, 2003 (Unaudited)
Assets	Money Market Portfolio	Government Securities Portfolio	Tax-Exempt Portfolio
Investments: Investments in securities, at amortized cost	$ 2,975,391,661	$ 1,429,889,790	$ 846,278,320
Repurchase agreements, at amortized cost	186,000,000	118,002,000	-
Total investments in securities, at amortized cost	3,161,391,661	1,547,891,790	846,278,320
Cash	2,806,778	213	31,214
Receivable for investments sold	-	-	33,621,013
Interest receivable	5,792,043	6,439,457	2,074,752
Receivable for Fund shares sold	33,008	221	7,920,896
Other assets	72,655	-	-
Total assets	3,170,096,145	1,554,331,681	889,926,195
Liabilities
Dividends payable	15,619	-	393,290
Payable for Fund shares redeemed	72,952	3,604	8,010,971
Accrued management fee	426,548	220,489	131,920
Other accrued expenses and payables	4,311,918	2,228,666	395,002
Total liabilities	4,827,037	2,452,759	8,931,183
Net assets, at value	$ 3,165,269,108	$ 1,551,878,922	$ 880,995,012
Net Assets
Net assets consist of: Accumulated distributions in excess of net investment income	-	(3,018)	-
Undistributed net investment income	68,778	-	64,398
Accumulated net realized gain (loss)	(872,608)	-	(946)
Paid-in capital	3,166,072,938	1,551,881,940	880,931,560
Net assets, at value	$ 3,165,269,108	$ 1,551,878,922	$ 880,995,012

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of October 31, 2003 (Unaudited) (continued)
Net Asset Value	Money Market Portfolio	Government Securities Portfolio	Tax-Exempt Portfolio
Institutional Shares* Net assets applicable to shares outstanding	$ 96,247,264	$ -	$ 386,102,665
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	96,246,769	-	386,086,380
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ -	$ 1.00
Institutional Select Money Market Shares Net assets applicable to shares outstanding	$ 1,214	$ -	$ -
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	1,213	-	-
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ -	$ -
Scudder Tax-Exempt Cash Managed Shares Net assets applicable to shares outstanding	$ -	$ -	$ 314,163,198
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	-	-	314,141,209
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ -	$ -	$ 1.00
Premier Money Market Shares Net assets applicable to shares outstanding	$ 2,884,967,819	$ 1,551,182,774	$ 180,460,919
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	2,884,957,850	1,551,184,342	180,448,881
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ 1.00
Premium Reserve Money Market Shares Net assets applicable to shares outstanding	$ 182,972,589	$ -	$ -
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	182,894,631	-	-
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ -	$ -
Service Shares Net assets applicable to shares outstanding	$ 1,080,222	$ 696,148	$ 268,230
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	1,081,609	695,658	267,633
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ 1.00

* Institutional Money Market Shares of the Money Market Portfolio and Scudder Tax-Exempt Cash Institutional Shares of the Tax-Exempt Portfolio.

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended October 31, 2003 (Unaudited)
Investment Income	Money Market Portfolio	Government Securities Portfolio	Tax-Exempt Portfolio
Income: Interest	$ 19,139,298	$ 9,355,696	$ 4,141,919
Expenses: Management fee	2,708,705	1,372,761	664,737
Services to shareholders	5,557,901	2,533,052	507,025
Custodian fees	130,783	25,137	16,223
Distribution service fees	7,700,133	4,110,493	747,408
Auditing	28,762	25,466	48,259
Legal	25,207	15,976	4,930
Trustees' fees and expenses	39,427	26,570	21,159
Reports to shareholders	193,175	67,360	680
Registration fees	-	8,860	12,100
Other	114,041	12,322	15,969
Total expenses, before expense reductions	16,498,134	8,197,997	2,038,490
Expense reductions	(258,076)	(94,535)	(116,971)
Total expenses, after expense reductions	16,240,058	8,103,462	1,921,519
Net investment income	2,899,240	1,252,234	2,220,400
Net realized gain (loss) on investment transactions	1,540	-	5,398
Net increase (decrease) in net assets resulting from operations	$ 2,900,780	$ 1,252,234	$ 2,225,798

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Money Market Portfolio
	Six Months Ended October 31, 2003 (Unaudited)	Year Ended April 30, 2003
Operations: Net investment income	$ 2,899,240	$ 45,474,992
Net realized gain (loss)	1,540	1,127
Net increase in net assets resulting from operations	2,900,780	45,476,119
Distributions to shareholders from net investment income: Institutional Money Market Shares	(475,044)	(1,572,410)
Institutional Select Money Market Shares	(4)	(6)
Premier Money Market Shares	(2,012,001)	(21,555,663)
Premium Reserve Money Market Shares	(401,647)	(1,519,807)
Service Shares	(844)	(20,182,605)
Fund share transactions at net asset value of $1.00 per share: Proceeds from shares sold	1,663,163,254	12,799,419,515
Reinvestment of distributions	2,798,944	50,242,609
Cost of shares redeemed	(1,767,069,242)	(19,121,803,208)
Net increase (decrease) in net assets from Fund share transactions	(101,107,044)	(6,272,141,084)
Increase (decrease) in net assets	(101,095,804)	(6,271,495,456)
Net assets at beginning of period	3,266,364,912	9,537,860,368
Net assets at end of period (Including undistributed net investment income of $68,778 and $59,078, respectively)	$ 3,165,269,108	$ 3,266,364,912

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government Securities Portfolio		Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2003 (Unaudited)	Year Ended April 30, 2003	Six Months Ended October 31, 2003 (Unaudited)	Year Ended April 30, 2003
Operations: Net investment income	$ 1,252,234	$ 12,139,141	$ 2,220,400	$ 6,728,028
Net realized gain (loss)	-	27,060	5,398	68,554
Net increase in net assets resulting from operations	1,252,234	12,166,201	2,225,798	6,796,582
Distributions to shareholders from net investment income: Scudder Tax-Exempt Cash Institutional Shares	-	-	(1,390,741)	(2,826,364)
Scudder Tax-Exempt Cash Managed Shares	-	-	(726,739)	(2,481,970)
Premier Money Market Shares	(1,252,877)	(10,293,771)	(102,566)	(743,791)
Service Shares	(361)	(1,361,276)	(201)	(836,747)
Fund share transactions at net asset value of $1.00 per share: Proceeds from shares sold	371,615,859	1,742,718,533	1,424,554,296	2,537,447,772
Reinvestment of distributions	1,251,994	13,168,073	270,994	2,149,157
Cost of shares redeemed	(545,965,398)	(1,832,533,652)	(1,269,162,146)	(2,743,998,752)
Net increase (decrease) in net assets from Fund share transactions	(173,097,545)	(76,647,046)	155,663,144	(204,401,823)
Increase (decrease) in net assets	(173,098,549)	(76,135,892)	155,668,695	(204,494,113)
Net assets at beginning of period	1,724,977,471	1,801,113,363	725,326,317	929,820,430
Net assets at end of period (including accumulated distributions in excess of net investment income of $3,018 and $2,014, respectively, for the Government Securities Portfolio and undistributed net investment income of $64,398 and $64,245, respectively, for the Tax-Exempt Portfolio)
	$ 1,551,878,922	$ 1,724,977,471	$ 880,995,012	$ 725,326,317

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio - Service Shares

Years Ended April 30,	2003[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.001	.005	.02	.05	.05	.04
Less distributions from net investment income	(.001)	(.005)	(.02)	(.05)	(.05)	(.04)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.06**b	.53	2.02[b]	5.52[b]	4.74[b]	4.46[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	2	6,753	7,630	6,315	3,343
Ratio of expenses before expense reductions (%)	1.05*	1.20	1.18	1.11[c]	1.08	1.10
Ratio of expenses after expense reductions (%)	1.05*	1.20	1.06	1.01[c]	1.00	1.00
Ratio of net investment income (%)	.13*	.52	2.00	5.37	4.72	4.34

Government Securities Portfolio - Service Shares

Years Ended April 30,	2003[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0004	.006	.02	.05	.04	.04
Less distributions from net investment income	(.0004)	(.006)	(.02)	(.05)	(.04)	(.04)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.04**b	.57	1.91[b]	5.41[b]	4.54[b]	4.34[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	418	534	498	793
Ratio of expenses before expense reductions (%)	1.25*	1.07	1.05	1.10[d]	1.08	1.01
Ratio of expenses after expense reductions (%)	1.06*	1.07	1.05	1.01[d]	1.00	1.00
Ratio of net investment income (%)	.08*	.58	1.90	5.27	4.37	4.24

a For the six months ended October 31, 2003 (Unaudited).
b Total return would have been lower had certain expenses not been reduced.
c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.09% and 1.00%, respectively.
d The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.08% and 1.00%, respectively.
* Annualized
** Not annualized

Tax-Exempt Portfolio - Service Shares

Years Ended April 30,	2003[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.001	.004	.01	.03	.03	.02
Less distributions from net investment income	(.001)	(.004)	(.01)	(.03)	(.03)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.05**b	.39	1.14	3.23[b]	2.68	2.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.3	.4	432	515	465	381
Ratio of expenses before expense reductions (%)	1.12*	1.04	.95	1.01[c]	.95	.91
Ratio of expenses after expense reductions (%)	.95*	1.04	.95	.99[c]	.95	.91
Ratio of net investment income (%)	.09*	.36	1.21	3.11	2.66	2.45

a For the six months ended October 31, 2003 (Unaudited).
b Total return would have been lower had certain expenses not been reduced.
c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .98% and .98%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Trust offers three portfolios: Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). Money Market Portfolio offers five classes of shares: Institutional Money Market Shares, Institutional Select Money Market Shares, Premier Money Market Shares, Premium Reserve Money Market Shares and Service Shares. Government Securities Portfolio offers two classes of shares: Premier Money Market Shares and Service Shares. Tax-Exempt Portfolio offers four classes of shares: Scudder Tax-Exempt Cash Institutional Shares, Scudder Tax-Exempt Cash Managed Shares, Premier Money Market Shares and Service Shares. The financial highlights for the Premier Money Market Shares of each Portfolio, the Institutional Money Market Shares and Institutional Select Money Market Shares of the Money Market Portfolio, the Scudder Tax-Exempt Cash Institutional Shares of the Tax-Exempt Portfolio, the Premium Reserve Money Market Shares of the Money Market Portfolio and the Scudder Tax-Exempt Cash Managed Shares of the Tax-Exempt Portfolio are provided separately and are available upon request.

Each Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that portfolio, except that each class bears certain expenses unique to that class such as distribution service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolios in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolios have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolios' claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

At April 30, 2003, the Money Market Portfolio had a net tax basis capital loss carryforward of approximately $874,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2008 ($1,000), April 30, 2009 ($14,000) and April 30, 2010 ($859,000), the respective expiration dates, whichever occurs first.

Distribution of Income. All of the net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Portfolios.

At April 30, 2003, the Portfolios' components of distributable earnings on a tax-basis are as follows:

Money Market Portfolio:
Undistributed ordinary income	$ 100,338
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ 874,000
Net unrealized appreciation (depreciation) on investments	$ -
Government Securities Portfolio:
Undistributed ordinary income	$ 2,534
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ -
Net unrealized appreciation (depreciation) on investments	$ -
Tax-Exempt Portfolio:
Undistributed tax-exempt income	$ 434,264
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ -
Net unrealized appreciation (depreciation) on investments	$ -

In addition, during the years ended April 30, 2003 and April 30, 2002, the tax character of distributions paid to shareholders by each Portfolio is summarized as follows:

Portfolio	2003	2002
Money Market Portfolio:
Distributions from ordinary income	$ 44,830,491	$ 210,077,829
Government Securities Portfolio:
Distributions from ordinary income	$ 11,655,047	$ 35,864,278
Tax-Exempt Portfolio:
Distributions from tax-exempt income	$ 6,888,872	$ 14,553,503

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned pro rata on the basis of relative net assets among the Portfolios in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement, Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Trust in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to 1/12 of the annual rate of 0.22% of the first $500,000,000 of the Portfolios' average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended October 31, 2003, the Portfolios incurred management fees equivalent to the following annualized effective rates of each Portfolio's average daily net assets:

Portfolio	Effective Rate (%)
Money Market Portfolio	.17
Government Securities Portfolio	.17
Tax-Exempt Portfolio	.17

The Advisor and certain of its subsidiaries have voluntarily agreed to maintain the annualized expenses of the Money Market Portfolio - Institutional Money Market Shares at 0.25% for the six months ended October 31, 2003. Certain expenses such as taxes, brokerage and interest expense are excluded from the expense limitation.

In addition, the Advisor has agreed to voluntarily waive expenses as necessary to maintain a positive yield. The waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived expenses on the Premier Money Market Shares and Service Shares of each Portfolio.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. For the six months ended October 31, 2003, the amount charged to the Portfolios by SISC was as follows:

Portfolio	Total Aggregated	Shareholder service fees waived by SISC	Unpaid at October 31, 2003
Money Market Portfolio:
Institutional Money Market Shares	$ 8,777	$ -	$ 7,334
Institutional Select Money Market Shares*	-	-	-
Premier Money Market Shares	4,202,333	257,890	2,602,369
Premium Reserve Money Market Shares	68,527	-	51,873
Service Shares	58,964	22	15,522
Government Securities Portfolio:
Premier Money Market Shares	$ 2,357,167	$ 93,677	$ 1,351,980
Service Shares	1,785	776	1,081
Tax-Exempt Portfolio:
Scudder Tax-Exempt Cash Institutional Shares	$ 9,625	$ -	$ 747
Scudder Tax-Exempt Cash Managed Shares	154,236	-	106,863
Premier Money Market Shares	341,050	116,617	102,741
Service Shares	854	354	186

* Fee for period is less than $1.

Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The cost and expense of such delegations are borne by SISC, not by the Fund.

Distribution Service Agreement. The Trust has a distribution service agreement with Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor. For its services as primary distributor, the Trust pays SDI an annual fee ("Distribution Fee") of 0.60%, 0.60% and 0.50% of average daily net assets for the Service Shares of the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio, respectively, 0.25% of average daily net assets for the Premier Money Market Shares of the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio, respectively, up to 0.075% (currently 0.01%) of the average daily net assets for the Institutional Money Market Shares of the Money Market Portfolio and 0.10% of the average daily net assets for the Premium Reserve Shares of the Money Market Portfolio.

For the six months ended October 31, 2003, the Distribution Fee was as follows:

Portfolio	Distribution Fee	Unpaid at October 31, 2003
Money Market Portfolio:
Institutional Money Market Shares	$ 5,106	$ 647
Premier Money Market Shares	3,760,037	608,301
Premium Reserve Money Market Shares	66,182	14,188
Service Shares	4,392	737
Government Securities Portfolio:
Premier Money Market Shares	$ 2,054,042	$ 332,713
Service Shares	2,409	358
Tax-Exempt Portfolio:
Premier Money Market Shares	$ 236,917	$ 39,892
Service Shares	1,002	125

In addition, SDI provides information and administrative services to the Premier Money Market Shares of the Money Market Portfolio, Government Securities Portfolio and the Tax-Exempt Portfolio, the Premium Reserve Money Market Shares and the Institutional Money Market Shares of the Money Market Portfolio and the Scudder Tax-Exempt Cash Managed Shares of the Tax-Exempt Portfolio which pay SDI a fee ("Service Fee") as follows:

The Premier Money Market Shares of each Portfolio pay SDI an annual fee of 0.25% of average daily net assets. The Premium Reserve Money Market Shares of the Money Market Portfolio pay SDI an annual fee of 0.15% of average daily net assets. The Institutional Money Market Shares of the Money Market Portfolio pay SDI an annual fee of up to 0.15% (currently 0.01%) of average daily net assets. The Scudder Tax-Exempt Cash Managed Shares of the Tax-Exempt Portfolio pay SDI an annual fee of up to 0.25% (currently 0.20%) of average daily net assets. A portion of these fees may be paid pursuant to a Rule 12b-1 Plan.

For the six months ended October 31, 2003, the Service Fee was as follows:

Portfolio	Service Fee	Unpaid at October 31, 2003
Money Market Portfolio:
Institutional Money Market Shares	$ 5,106	$ 884
Premier Money Market Shares	3,760,037	608,301
Premium Reserve Money Market Shares	99,273	21,283
Government Securities Portfolio:
Premier Money Market Shares	$ 2,054,042	$ 332,713
Tax-Exempt Portfolio:
Scudder Tax-Exempt Cash Managed Shares	$ 272,572	$ 55,210
Premier Money Market Shares	236,917	38,382

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Off-Set Arrangements

The Trust has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Portfolio's expenses. During the six months ended October 31, 2003, the Money Market Portfolio's, Government Securities Portfolio's and Tax-Exempt Portfolio's custody and transfer agent fees were reduced as follows:

Portfolio	Custodian Fee ($)	Transfer Agent Fees ($)
Money Market Portfolio	164	-
Government Securities Portfolio	82	-
Tax-Exempt Portfolio	-	-

4. Line of Credit

The Trust and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Portfolios:

Money Market Portfolio	Six Months Ended October 31, 2003		Year Ended April 30, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Institutional Money Market Shares	74,093,862	$ 74,094,241	981,607,682	$ 981,607,682
Institutional Select Money Market Shares	204	204	1,000*	1,000*
Premier Money Market Shares	1,439,373,626	1,439,385,183	3,448,500,422	3,448,500,422
Premium Reserve Money Market Shares	148,251,011	148,251,505	180,254,844	180,254,845
Service Shares	1,419,598	1,432,121	8,189,055,567	8,189,055,566
		$ 1,663,163,254		$ 12,799,419,515
Shares issued to shareholders in reinvestment of distributions
Institutional Money Market Shares	406,467	$ 406,467	1,329,016	$ 1,329,016
Institutional Select Money Market Shares	5	5	4*	4*
Premier Money Market Shares	2,003,842	2,003,842	23,841,865	23,841,865
Premium Reserve Money Market Shares	387,752	387,752	1,669,719	1,669,719
Service Shares	878	878	23,402,005	23,402,005
		$ 2,798,944		$ 50,242,609
Shares redeemed
Institutional Money Market Shares	(88,248,721)	$ (88,249,100)	(972,702,657)	$ (972,702,657)
Premier Money Market Shares	(1,579,346,764)	(1,579,358,488)	(3,002,440,948)	(3,002,440,948)
Premium Reserve Money Market Shares	(97,538,009)	(97,538,493)	(182,931,703)	(182,931,703)
Service Shares	(1,910,682)	(1,923,161)	(14,963,727,900)	(14,963,727,900)
		$ (1,767,069,242)		$ (19,121,803,208)
Net increase (decrease)
Institutional Money Market Shares	(13,748,392)	$ (13,748,392)	10,234,041	$ 10,234,041
Institutional Select Money Market Shares	209	209	1,004*	1,004*
Premier Money Market Shares	(137,969,296)	(137,969,463)	469,901,339	469,901,339
Premium Reserve Money Market Shares	51,100,754	51,100,764	(1,007,140)	(1,007,139)
Service Shares	(490,206)	(490,162)	(6,751,270,328)	(6,751,270,329)
		$ (101,107,044)		$ (6,272,141,084)

* For the period from December 2, 2002 (commencement of sales for Institutional Select Money Market Shares) to April 30, 2003.
Government Securities Portfolio	Six Months Ended October 31, 2003		Year Ended April 30, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Premier Money Market Shares	371,308,605	$ 371,308,580	1,261,183,382	$ 1,261,183,383
Service Shares	307,279	307,279	481,535,152	481,535,150
		$ 371,615,859		$ 1,742,718,533
Shares issued to shareholders in reinvestment of distributions
Premier Money Market Shares	1,251,643	$ 1,251,643	11,505,294	$ 11,505,294
Service Shares	351	351	1,662,779	1,662,779
		$ 1,251,994		$ 13,168,073
Shares redeemed
Premier Money Market Shares	(545,312,182)	$ (545,312,182)	(932,860,670)	$ (932,860,670)
Service Shares	(653,216)	(653,216)	(899,672,982)	(899,672,982)
		$ (545,965,398)		$ (1,832,533,652)
Net increase (decrease)
Premier Money Market Shares	(172,751,934)	$ (172,751,959)	339,828,006	$ 339,828,007
Service Shares	(345,586)	(345,586)	(416,475,051)	(416,475,053)
		$ (173,097,545)		$ (76,647,046)

Tax-Exempt Portfolio	Six Months Ended October 31, 2003		Year Ended April 30, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Scudder Tax-Exempt Cash Institutional Shares	810,305,408	$ 810,305,501	730,393,708	$ 730,393,708
Scudder Tax-Exempt Cash Managed Shares	295,812,913	295,812,912	545,198,755	545,198,755
Premier Money Market Shares	318,246,327	318,246,313	736,255,708	736,255,708
Service Shares	189,328	189,570	525,599,601	525,599,601
		$ 1,424,554,296		$ 2,537,447,772
Shares issued to shareholders in reinvestment of distributions
Scudder Tax-Exempt Cash Institutional Shares	160,861	$ 160,861	440,726	$ 440,726
Scudder Tax-Exempt Cash Managed Shares	9,649	9,649	24,289	24,289
Premier Money Market Shares	100,309	100,309	780,204	780,204
Service Shares	175	175	903,938	903,938
		$ 270,994		$ 2,149,157
Shares redeemed
Scudder Tax-Exempt Cash Institutional Shares	(708,288,217)	$ (708,288,217)	(649,179,374)	$ (649,179,374)
Scudder Tax-Exempt Cash Managed Shares	(240,904,630)	(240,904,630)	(480,624,853)	(480,624,853)
Premier Money Market Shares	(319,626,517)	(319,626,517)	(656,269,399)	(656,269,399)
Service Shares	(342,782)	(342,782)	(957,925,126)	(957,925,126)
		$ (1,269,162,146)		$ (2,743,998,752)
Net increase (decrease)
Scudder Tax-Exempt Cash Institutional Shares	102,178,052	$ 102,178,145	81,655,060	$ 81,655,060
Scudder Tax-Exempt Cash Managed Shares	54,917,932	54,917,931	64,598,191	64,598,191
Premier Money Market Shares	(1,279,881)	(1,279,895)	80,766,513	80,766,513
Service Shares	(153,279)	(153,037)	(431,421,587)	(431,421,587)
		$ 155,663,144		$ (204,401,823)

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

August 2003

Notes

Notes

CAT-3 (27146) 12/31/03

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)During the filing period of the report, management identified issues relating to the overall fund expense payment and accrual process. Management discussed these matters with the Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

ITEM 10.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Cash Account Trust - Money Market Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               December 22, 2003
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Cash Account Trust - Money Market Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               December 22, 2003
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               December 22, 2003
                                    ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:              Cash Account Trust - Government Securities Portfolio

By:                      /s/Richard T. Hale
                         ---------------------------
                         Richard T. Hale
                         Chief Executive Officer

Date:                    December 22, 2003
                         ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:              Cash Account Trust - Government Securities Portfolio

By:                      /s/Richard T. Hale
                         ---------------------------
                         Richard T. Hale
                         Chief Executive Officer

Date:                    December 22, 2003
                         ---------------------------

By:                      /s/Charles A. Rizzo
                         ---------------------------
                         Charles A. Rizzo
                         Chief Financial Officer

Date:                    December 22, 2003
                         ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Cash Account Trust - Tax-Exempt Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               December 22, 2003
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Cash Account Trust - Tax-Exempt Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               December 22, 2003
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               December 22, 2003
                                    ---------------------------